Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - GBP (£) £ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current
Other assets	[1]	£ 317	£ 360	£ 218
Current
Trade receivables		1,741	1,774	1,803
Amounts owed by ultimate parent company		15	25	9
Prepayments	[2]	1,103	733	702
Accrued income		777	955	1,072
Other receivables	[3]	393	373	401
Trade and other receivable current		£ 4,029	£ 3,860	£ 3,987

[1]	Other assets includes costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts of £145m (2016/17: £163m, 2015/16: £111m), and prepayments and leasing debtors of £172m (2016/17: £197m, 2015/16: £107m).
[2]	Prepayments includes £325m (2016/17: £nil, 2015/16: £nil) in respect of the acquisition of spectrum in April 2018. The spectrum auction bidding cut across the 2017/18 and 2018/19 financial years. Whilst £325m was on deposit with Ofcom at 31 March 2018, we went on to win spectrum for a total price of £304m and the excess deposit balance has since been refunded. This will be transferred to intangible assets in 2018/19.
[3]	Other receivables includes assets held for sale of £nil (2016/17: £22m, 2015/16: £nil).